Fair Value Measurements (Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model) (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	0.08%	0.09%	1.72 -2.83%
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	0.00%	0.00%	0.00%
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	325.00%	300.00%	180.00%
Expected option life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	0.48 to 1.44 years	.089 to 1.69 years	2.80 -3.00 years